Financial Assets and Financial Liabilities - Schedule of Foreign Currency Risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
US | Change in Exchange Rate +5%
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Effect on profit (loss) before tax	¥ 1,606	¥ (608)
US | Change in Exchange Rate -5%
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Effect on profit (loss) before tax	¥ (1,606)	¥ 608	¥ 1,302
HK | Change in Exchange Rate +5%
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Effect on profit (loss) before tax			¥ 1,672
HK | Change in Exchange Rate -5%
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Effect on profit (loss) before tax			¥ (1,672)